Consolidated statement of comprehensive income or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Profit (loss) for the year	R$ (218,682)	R$ 107,762	R$ 21,531
Items that may be reclassified to profit or loss in subsequent years
Exchange differences on translation of foreign operations	(30,600)	(34,263)	(16,436)
Total comprehensive (loss) income for the year	(249,282)	73,499	5,095
Attributable to:
Net investment of the parent/ equity holders of the parent	(289,344)	45,630	22,346
Non-controlling interests	R$ 40,062	R$ 27,869	R$ (17,251)